Inventories - Schedule of Inventories (Details) - USD ($)	Dec. 31, 2025	Dec. 31, 2024
Schedule of Inventories [Line Items]
Inventories, Total	$ 1,990,925	$ 2,030,244
Spare Parts Inventories [Member]
Schedule of Inventories [Line Items]
Inventories, Total	$ 1,990,925	$ 2,030,244